Risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Less than 1 Year	R$ 269,784,211	R$ 270,050,934	R$ 219,062,744
Between 1 and 5 years	177,488,141	160,932,317	147,013,817
More than 5 years	77,382,938	62,371,451	51,745,465
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026
By internal classification of risk
Low	392,397,296	374,505,212	347,315,357
Medium-low	77,992,749	79,216,725	24,277,404
Medium	18,647,136	14,589,977	26,231,871
Medium-High	13,573,901	9,413,110	3,896,457
High	22,044,208	15,629,678	16,100,937
Loans and advances to customers, gross	R$ 524,655,290	R$ 493,354,702	R$ 417,822,026